Leases (Details) - Schedule of operating lease costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 1,120	$ 1,411
Short-term lease cost	68	1,611
Variable lease cost	76	334
Total operating lease costs	$ 1,264	$ 3,356